Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	BlackRock Funds II
Prospectus Date	rr_ProspectusDate	Mar. 05, 2013
Supplement [Text Block]	brf32_SupplementTextBlock

BLACKROCK FUNDS II
BlackRock Floating Rate Income Portfolio
BlackRock Secured Credit Portfolio
(each, a “Fund” and collectively, the “Funds”)

Supplement dated March 5, 2013 to the
Prospectus of each Fund

Effective April 8, 2013, each Fund’s Prospectus is amended as set forth below:

Effective at the opening of business on April 8, 2013, the 2% redemption fee charged by the Funds upon the sale or exchange of shares within 30 days of purchase or exchange is eliminated and will no longer be charged by the Funds. All references to this fee in the Funds’ Prospectuses are hereby deleted. In particular:

•	In the Fund Overview section of each Fund’s Prospectus, the “Fees and Expenses of the Fund” table line item for Redemption Fee is amended to indicate that no redemption fee is charged.

Investor And Institutional Shares | BlackRock Floating Rate Income Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	brf32_SupplementTextBlock

BLACKROCK FUNDS II
BlackRock Floating Rate Income Portfolio
(each, a “Fund” and collectively, the “Funds”)

Supplement dated March 5, 2013 to the
Prospectus of each Fund

Effective April 8, 2013, each Fund’s Prospectus is amended as set forth below:

Effective at the opening of business on April 8, 2013, the 2% redemption fee charged by the Funds upon the sale or exchange of shares within 30 days of purchase or exchange is eliminated and will no longer be charged by the Funds. All references to this fee in the Funds’ Prospectuses are hereby deleted. In particular:

•	In the Fund Overview section of each Fund’s Prospectus, the “Fees and Expenses of the Fund” table line item for Redemption Fee is amended to indicate that no redemption fee is charged.

Prime Shares | BlackRock Floating Rate Income Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	brf32_SupplementTextBlock

BLACKROCK FUNDS II
BlackRock Floating Rate Income Portfolio
(each, a “Fund” and collectively, the “Funds”)

Supplement dated March 5, 2013 to the
Prospectus of each Fund

Effective April 8, 2013, each Fund’s Prospectus is amended as set forth below:

Effective at the opening of business on April 8, 2013, the 2% redemption fee charged by the Funds upon the sale or exchange of shares within 30 days of purchase or exchange is eliminated and will no longer be charged by the Funds. All references to this fee in the Funds’ Prospectuses are hereby deleted. In particular:

•	In the Fund Overview section of each Fund’s Prospectus, the “Fees and Expenses of the Fund” table line item for Redemption Fee is amended to indicate that no redemption fee is charged.

BlackRock Secured Credit Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	brf32_SupplementTextBlock

BLACKROCK FUNDS II
BlackRock Secured Credit Portfolio
(each, a “Fund” and collectively, the “Funds”)

Supplement dated March 5, 2013 to the
Prospectus of each Fund

Effective April 8, 2013, each Fund’s Prospectus is amended as set forth below:

Effective at the opening of business on April 8, 2013, the 2% redemption fee charged by the Funds upon the sale or exchange of shares within 30 days of purchase or exchange is eliminated and will no longer be charged by the Funds. All references to this fee in the Funds’ Prospectuses are hereby deleted. In particular:

•	In the Fund Overview section of each Fund’s Prospectus, the “Fees and Expenses of the Fund” table line item for Redemption Fee is amended to indicate that no redemption fee is charged.